Contingencies Lease Policy (Policies)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Lessee, Leases [Policy Text Block]
Leases
We lease manufacturing, warehouse and office space, service facilities, vehicles, equipment and communication systems. Certain leases contain options that provide us with the ability to extend the lease term. Such options are included in the lease term when it is reasonably certain that the option will be exercised. We made an accounting policy election to not recognize lease assets or lease liabilities for leases with a lease term of twelve months or less.
We determine if an agreement contains a lease and classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. Lease assets arising from finance leases are included in property, plant and equipment, net and the liabilities are included in other liabilities. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the lease asset over the shorter of the lease term or the useful life of the asset. Our finance leases are not material as of March 31, 2020 and for the twelve month period then ended.
Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, we estimate an incremental borrowing rate to determine the present value of lease payments. Our estimated incremental borrowing rate reflects a secured rate based on recent debt issuances, our estimated credit rating, lease term, as well as publicly available data for instruments with similar characteristics. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease. When accounting for leases, we combine payments for leased assets, related services and other components of a lease.

Schedule of Rent Expense [Table Text Block]	The components of operating lease expense are as follows:

Year Ended March 31, 2020
Fixed operating lease expense	$28,252
Variable operating lease expense	5,449
Total operating lease expense	$33,701